Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.72981%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,605,307.79

Principal:
Principal Collections	$23,986,332.17
Prepayments in Full	$11,725,177.59
Liquidation Proceeds	$573,978.26
Recoveries	$149,290.86
Sub Total	$36,434,778.88
Collections	$40,040,086.67

Purchase Amounts:
Purchase Amounts Related to Principal	$161,852.20
Purchase Amounts Related to Interest	$756.86
Sub Total	$162,609.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,202,695.73

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,202,695.73
Servicing Fee	$728,186.98	$728,186.98	$0.00	$0.00	$39,474,508.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,474,508.75
Interest - Class A-2a Notes	$202,850.45	$202,850.45	$0.00	$0.00	$39,271,658.30
Interest - Class A-2b Notes	$152,956.14	$152,956.14	$0.00	$0.00	$39,118,702.16
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$37,142,452.16
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$36,777,652.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,777,652.16
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$36,577,682.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,577,682.91
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$36,432,540.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,432,540.33
Regular Principal Payment	$33,208,392.57	$33,208,392.57	$0.00	$0.00	$3,224,147.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,224,147.76
Residual Released to Depositor	$0.00	$3,224,147.76	$0.00	$0.00	$0.00
Total		$40,202,695.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,208,392.57
Total					$33,208,392.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,070,392.14	$55.91	$202,850.45	$0.57	$20,273,242.59	$56.48
Class A-2b Notes	$13,138,000.43	$55.91	$152,956.14	$0.65	$13,290,956.57	$56.56
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$33,208,392.57	$21.03	$3,041,968.42	$1.93	$36,250,360.99	$22.96

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$47,358,081.53	0.1319167	$27,287,689.39	0.0760103
Class A-2b Notes	$31,000,415.49	0.1319167	$17,862,415.06	0.0760103
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$763,298,497.02	0.4834246	$730,090,104.45	0.4623926

Pool Information
Weighted Average APR	5.018%	5.042%
Weighted Average Remaining Term	42.90	42.17
Number of Receivables Outstanding	32,641	31,813
Pool Balance	$873,824,374.06	$836,685,254.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$804,037,449.00	$770,271,969.64
Pool Factor	0.5044688	0.4830280

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$66,413,285.13
Targeted Overcollateralization Amount	$106,595,150.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,595,150.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$691,779.07
(Recoveries)		65	$149,290.86
Net Loss for Current Collection Period			$542,488.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7450%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5907%
Second Prior Collection Period			0.4376%
Prior Collection Period			0.5726%
Current Collection Period			0.7612%
Four Month Average (Current and Prior Three Collection Periods)			0.5905%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,472	$8,483,464.38
(Cumulative Recoveries)			$1,026,472.12
Cumulative Net Loss for All Collection Periods			$7,456,992.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4305%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,763.22
Average Net Loss for Receivables that have experienced a Realized Loss			$5,065.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	301	$10,785,056.21
61-90 Days Delinquent	0.19%	46	$1,601,602.87
91-120 Days Delinquent	0.05%	12	$392,530.60
Over 120 Days Delinquent	0.10%	17	$801,835.51
Total Delinquent Receivables	1.62%	376	$13,581,025.19

Repossession Inventory:
Repossessed in the Current Collection Period		22	$783,876.17
Total Repossessed Inventory		34	$1,370,869.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2267%
Prior Collection Period			0.2727%
Current Collection Period			0.2358%
Three Month Average			0.2450%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3342%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	125	$4,102,689.34
2 Months Extended	206	$7,820,207.55
3+ Months Extended	38	$1,463,552.41

Total Receivables Extended	369	$13,386,449.30
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer